Shareholders' Equity	6 Months Ended
Jun. 30, 2016
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 -  Shareholders’ Equity

A.          General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.          Share issues

In May 2015, the Company completed a public offering of its shares on NASDAQ in which it issued 4,655,982 shares at a price of $2.85 per share, raising net proceeds of $11,904.

C.          Stock Option Plan

In October 2014, the Company adopted a 2014 Share Plan and its corresponding Sub-Plan for Grantees Subject to United States Taxation and Sub-Plan for Grantees Subject to Israeli Taxation which replaced the 2003 Share Option Plan. The total number of options that may be granted under the 2014 Share Option Plan is 3,000,000 options.

In March 2016, 522,500 stock options were granted by the Company. The options vest over a four year period and have a value of $617 thousand. In the six-month period ending June 30, 2016, expenses of $43 thousand were recognized in respect of these options.